Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0001053425
HARTFORD CAPITAL APPRECIATION HLS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Hartford Capital Appreciation HLS Fund
Supplement [Text Block]	hsfi_SupplementTextBlock

MARCH 1, 2018

SUPPLEMENT TO THE

HARTFORD HLS FUNDS PROSPECTUS DATED MAY 1, 2017, AS SUPPLEMENTED THROUGH FEBRUARY 26, 2018

(HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.)

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

(1)  With respect to each of Hartford Balanced HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Healthcare HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Small Cap Growth HLS Fund, Hartford Small Company HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford Stock HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford U.S. Government Securities HLS Fund and Hartford Value HLS Fund (each, a “Fund” and collectively, the “Funds”), the following information is added to the section entitled “Principal Risks” in the Fund’s summary section:

Securities Lending Risk - The Fund may seek to earn additional income by engaging in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

This Supplement should be retained with your Statutory Prospectus for future reference.